OPERATING SEGMENTS - Schedule of Distribution of Total Revenue, Operating Revenue and Non-current Assets of Group Based on Location (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Total income	S/ 28,555,000	S/ 27,472,000	S/ 25,665,000
Operating income	14,716,000	14,115,000	12,938,000
Total non current assets	7,437,000	5,130,000	5,083,000
Total liabilities	228,266,424	221,111,706	205,733,000
In Peru
Disclosure of major customers [line items]
Total income	29,685,000	24,573,000	22,588,000
Operating income	13,936,000	13,358,000	11,922,000
Total non current assets	6,686,000	4,459,000	4,648,000
Total liabilities	207,828,000	196,497,000	180,268,000
Bermuda
Disclosure of major customers [line items]
Total income	125,000	(767,000)	150,000
Operating income	17,000	(636,000)	(45,000)
Total non current assets	38,000	5,000	0
Total liabilities	277,000	1,917,000	2,086,000
Colombia
Disclosure of major customers [line items]
Total income	1,360,000	1,265,000	854,000
Operating income	361,000	240,000	199,000
Total non current assets	405,000	339,000	193,000
Total liabilities	4,593,000	3,402,000	4,060,000
Bolivia
Disclosure of major customers [line items]
Total income	735,000	1,065,000	1,028,000
Operating income	211,000	346,000	328,000
Total non current assets	152,000	201,000	122,000
Total liabilities	10,176,000	13,121,000	12,784,000
Panama
Disclosure of major customers [line items]
Total income	404,000	356,000	384,000
Operating income	131,000	129,000	174,000
Total non current assets	18,000	29,000	31,000
Total liabilities	3,963,000	4,758,000	5,580,000
Chile
Disclosure of major customers [line items]
Total income	234,000	208,000	129,000
Operating income	77,000	16,000	2,000
Total non current assets	102,000	88,000	75,000
Total liabilities	2,382,000	1,132,000	778,000
United States of America
Disclosure of major customers [line items]
Total income	42,000	38,000	29,000
Operating income	0	0	0
Total non current assets	7,000	9,000	14,000
Total liabilities	20,000	17,000	19,000
Cayman Islands
Disclosure of major customers [line items]
Total income	532,000	734,000	503,000
Operating income	574,000	662,000	358,000
Total non current assets	30,000	0	0
Total liabilities	76,000	268,000	154,000
Other Countries, Adjustments and Eliminations
Disclosure of major customers [line items]
Total income	(4,562,000)	0	0
Operating income	(591,000)	0	0
Total non current assets	(1,000)	0	0
Total liabilities	S/ (1,049,000)	S/ 0	S/ 4,000